Indebtedness - Summary of Maturity of Long-term Debt and Notes Payable (Details) (Allied Integral United Inc) - Allied Integral United Inc [Member] - USD ($)			12 Months Ended
		Apr. 12, 2018	Dec. 31, 2020	May 31, 2020	Feb. 28, 2020	Dec. 31, 2019	Nov. 06, 2019	Oct. 05, 2018	May 29, 2018	Dec. 23, 2015	Apr. 01, 2012	Mar. 12, 2010
Less: current maturities			$ 1,623,375			$ 1,441,862
Debt net			15,663,406
Continuing Operations [Member]
Debt net			9,207,830
Continuing Operations [Member] | Notes Payable [Member]
Notional amount of debt			500,000			527,285
Guarantee Fees			139,883			105,016
Debt net			639,883			632,301
Discontinued Operations [Member]
Debt net			6,455,576
Discontinued Operations [Member] | Notes Payable [Member]
Notional amount of debt			641,804			1,183,003
Guarantee Fees			143,141			143,141
Debt net			785,044			1,326,144
Hotel [Member]
Notional amount of debt			7,968,435			9,682,032
Less: deferred loan costs, net			3,395,000			2,185,498
Less: current maturities			4,573,436			7,496,534
Real Estate [Member]
Notional amount of debt			1,260,923			9,726,975
Less: deferred loan costs, net			22,755			4,952
Less: current maturities			712,599			981,480
Debt net			$ 525,569			8,740,543
Naples Mortgage [Member]
Interest rate			3.99%
New Braunfels Business Loan [Member]
Interest rate										6.25%
Gearhart Loan [Member]
Interest rate											7.00%
PPP Loan [Member]
Interest rate				1.00%
PPP Loan [Member] | Hotel [Member]
Maturity date			2022-05
Interest rate			1.00%
Notional amount of debt			$ 255,300
KOBO Note [Member]
Interest rate terms		The note had a fixed interest rate of $1,000 per day through June 11, 2018 and $1,500 per day after this date through September 17, 2019. The note was collateralized by a lien on real property owned by Flash Partners, LLC, known as Cadillac Plaza. Following this date, the interest rate ranged from 20% to 40% through the date of final settlement.
Airport Hotel Note [Member] | Hotel [Member]
Maturity date	[1]		2020-08
Interest rate terms	[1]		Variable
Notional amount of debt	[1]					2,054,000
SeaWorld Hotel Note [Member] | Hotel [Member]
Maturity date	[1]		2021-01
Interest rate terms	[1]		Variable
Notional amount of debt	[1]		$ 3,395,000			3,395,000
Buda Hotel Note [Member] | Hotel [Member]
Maturity date	[2]		2037-01
Interest rate terms	[2]		Variable
Notional amount of debt	[2]		$ 4,046,770			4,145,297
Buda Tax Loan [Member]
Interest rate			8.99%		8.99%				8.99%
Buda Tax Loan [Member] | Hotel [Member]
Maturity date			2028-06
Interest rate			8.99%
Notional amount of debt			$ 271,365			87,735
Castle Hills Note - FNBT [Member]
Interest rate							4.50%
Castle Hills Note - FNBT [Member] | Real Estate [Member]
Maturity date			2022-11
Interest rate			4.50%
Notional amount of debt						8,476,615
Artesia Note [Member] | Real Estate [Member]
Maturity date	[3]		2033-06
Interest rate terms	[3]		Variable
Notional amount of debt	[3]		$ 238,168			250,360
Tamir Note [Member]
Interest rate												12.00%
Tamir Note [Member] | Real Estate [Member]
Maturity date			2022-03
Interest rate			12.00%
Notional amount of debt			$ 300,000			300,000
Leander Note [Member]
Interest rate								12.75%
Leander Note [Member] | Real Estate [Member]
Maturity date			2021-04
Interest rate			12.75%
Notional amount of debt			$ 722,755			700,000
Cibolo Creek Partner's Note [Member] | Continuing Operations [Member]
Maturity date			2025-12
Interest rate			0.09%
Notional amount of debt						500,000
Cibolo Creek Partner's Note [Member] | Discontinued Operations [Member]
Maturity date			2025-12
Interest rate			0.09%
Notional amount of debt			$ 641,804			683,003
Round Rock Development Partners Note [Member] | Continuing Operations [Member]
Maturity date			2025-12
Interest rate			0.09%
Notional amount of debt			$ 500,000			500,000
Jim Walesa Note [Member] | Discontinued Operations [Member]
Maturity date			2025-12
Interest rate			0.00%
Notional amount of debt						500,000
Memory Care Facilities [Member]
Notional amount of debt			6,455,576			6,092,731
Less: deferred loan costs, net			21,528			22,560
Less: current maturities			1,623,375			1,441,862
Debt net			$ 4,810,673			4,628,309
Memory Care Facilities [Member] | Naples Mortgage [Member]
Maturity date			2041-12
Interest rate			3.99%
Notional amount of debt			$ 2,731,100			2,812,596
Memory Care Facilities [Member] | MCA Loan [Member]
Maturity date			2024-01
Interest rate			8.50%
Notional amount of debt			$ 1,610,577			1,943,417
Memory Care Facilities [Member] | New Braunfels Business Loan [Member]
Maturity date			2022-03
Interest rate			6.25%
Notional amount of debt			$ 185,359			273,140
Memory Care Facilities [Member] | Gearhart Loan [Member]
Maturity date			2021-04
Interest rate			7.00%
Notional amount of debt			$ 238,578			238,578
Memory Care Facilities [Member] | Cerniglia Note [Member]
Maturity date			2021-12
Interest rate			9.85%
Notional amount of debt			$ 325,000			325,000
Memory Care Facilities [Member] | PPP Loan [Member]
Maturity date			2022-05
Interest rate			1.00%
Notional amount of debt			$ 1,364,962
Memory Care Facilities [Member] | KOBO Note [Member]
Maturity date	[4]		2020-04
Interest rate terms	[4]		Variable
Notional amount of debt	[4]					$ 500,000

[1]	Interest rate equal to greater of 10.5% or 30-day LIBOR plus 8.175%
[2]	Interest rate equal to Wall Street Journal Prime plus 2.75%
[3]	Interest rate equal to greater of 6.0% or Prime plus 1.0%
[4]	Interest equal to $1,000 per day for 60 days, $1,500 per day through September 17, 2019 and interest rates between 20% and 40% thereafter